Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2019
Revenue Recognition [Abstract]
Summary of Operating Revenue by Source of Revenue Stream
The following table compares our operating revenue by the source of revenue stream for the three and six months ended June 30, 2018 and 2019:

	Three months ended June 30, (in thousands)		Six months ended June 30, (in thousands)
	2018	2019	2018	2019
Operating revenue:
Time charters	$44,002	$37,735	$86,168	$78,357
Voyage charters (*)	29,161	35,851	64,802	71,332

Total operating revenue	$73,163	$73,586	$150,970	$149,689
*	Voyage Charter revenues: Voyage charter revenues, which include revenues from contracts of affreightment, are shown net of address commissions.

Summary of Future Committed Revenue from Contracts with Customers, Arising from Remaining Performance Obligations
As of June 30, 2019, 21 of the Company’s 38 operated vessels, were subject to time charters, twelve of which will expire within one year, five of which will expire within three years and four which will expire within nine years. The committed time charter income for future periods at June 30, 2019 is as follows:

(in thousands)
Remainder of 2019:	$61,285
2020:	$82,928
2021:	$60,974
2022:	$43,961
2023:	$38,667
2024 onwards:	$69,846